Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
19.	Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, cash held by payment service providers, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Cash and cash equivalents consist of the following at (in thousands):

	December 31, 2018	December 31, 2019
Cash held in banks	$49,935	$170,468
Money market funds	739,330	99,362
Short-term deposits	225,209	12,328
Amounts held by payment service providers	30,312	40,271
Total cash and cash equivalents	$1,044,786	$322,429